Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2023
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Statutory federal income tax rate	21.00%